Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	[2]	Dec. 31, 2016	[2]
Statement of comprehensive income [abstract]
(Loss) / Profit for the year	$ (23,233)		$ 14,975	[1],[3]	$ 14,276	[1],[3]
- Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations	(121,296)		(21,233)		32,859
Cash flow hedge, net of income tax (Note 2)	(32,195)	[4]	12,608	[5]	100,615	[6]
Revaluation surplus net of income tax (Note 10, 12, 33)	405,906		0		0
Other comprehensive income / (loss) for the year	252,415		(8,625)		133,474
Total comprehensive income for the year	229,182		6,350		147,750
Attributable to:
Equity holders of the parent	213,641		6,322		147,376
Non-controlling interest	$ 15,541		$ 28		$ 374

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.
[2]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.
[3]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.
[4]	Net of 11,322 of Income tax.
[5]	Net of (52,282) of income tax.
[6]	Net of 49,106 of income tax.